Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has awarded restricted shares to the management team (the “Management Share Awards”) as of the following five award dates.

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	Total
Number of awards outstanding at January 1, 2021	1,041,953	819,873	446,575	159,561	710,438	3,178,400
Forfeitures in the period	—	—	(14,785)	(6,866)	(33,196)	(54,847)
Awards vested and issued in period	(1,041,953)	(819,873)	—	—	—	(1,861,826)
Number of awards outstanding at September 30, 2021	—	—	431,790	152,695	677,242	1,261,727

Summary of Management Share Award Inputs and Assumptions	Based on the latest revision to the January 1, 2018, 2019 and 2020 schemes, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are as follows:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award
Grant date price	$16.72	$20.15	$22.37
Exercise price	$—	$—	$—
Expected life of restricted share	1.50 – 4.00 years	4.00 years	4.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%
Dividend yield expected	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%
Employee exit rate	14.0%	14.0%	27.3%
EBITDA Performance Target Conditions	35.0%	35.0%	35.0%

Schedule of Reserves within Equity	Share based compensation reserve

Total Share based compensation reserve
€m
Balance as of January 1, 2021	8.3
Non-Executive Director restricted share awards charge	0.6
Directors and Senior Management share awards charge - January 1, 2018	0.2
Directors and Senior Management share awards charge - January 1, 2019	0.2
Directors and Senior Management share awards charge - January 1, 2020	0.8
Shares issued upon vesting of Awards	(0.7)
Reclassification of employer tax for Director and Senior Management share awards	(5.6)
Balance as of September 30, 2021	3.8